FINANCE COSTS	12 Months Ended
Dec. 31, 2017
Borrowing costs [abstract]
FINANCE COSTS
FINANCE COSTS

	Years ended December 31,
	2017	2016
Interest expense	$7.1	$23.0
Credit facility fees	2.9	1.6
Accretion expense	0.9	0.6
	$10.9	$25.2

Total interest paid in 2017 was $32.7 million (2016 - $41.9 million). Interest paid relates to interest charges on Senior Notes, credit facilities and finance leases.